Exhibit 99.2

Ford Credit Auto Lease Trust 2013-B
Quarterly Supplemental Report -- Payment Schedule of Remaining Leases as of December 31, 2015

The following table shows the decline in the securitization value of the remaining leases in the reference pool as of December 31, 2015, and the remaining payments that will be received each month on the reference pool assuming (1) each base month payment is made as scheduled with no prepayments, delays or defaults and (2) each leased vehicle is returned and sold for an amount equal to the base residual value in the month after the month in which the final base monthly payment is due. In addition, as of December 31, 2015, leases with a total base residual value of $20,633,025.84 had either (1) reached their scheduled termination dates but had not been purchased or returned or (2) been returned or repossessed but had not been sold. In the following table, this amount is assumed to be received in January 2016. The percentages in the following table may not sum to 100.00% due to rounding.

		Remaining Leases as of December 31, 2015
Month		Securitization Value	Scheduled Base Monthly Payments		Base Residual Value
2015-	December	$275,582,505.60
2016-	January	$241,471,268.03	$5,360,573.35	23.29%	$30,113,158.21	11.61%
	February	$215,470,703.81	$4,837,066.87	21.02%	$22,453,857.51	8.66%
	March	$183,604,117.58	$4,180,766.23	18.17%	$28,837,298.53	11.12%
	April	$146,200,317.92	$3,363,755.68	14.62%	$35,021,182.08	13.51%
	May	$105,636,381.48	$2,469,448.63	10.73%	$38,875,614.59	14.99%
	June	$65,090,713.56	$1,554,978.86	6.76%	$39,555,110.29	15.25%
	July	$25,957,414.66	$652,747.12	2.84%	$38,828,488.65	14.97%
	August	$16,237,398.74	$413,166.90	1.80%	$9,445,409.40	3.64%
	September	$7,098,214.49	$180,809.09	0.79%	$9,045,014.95	3.49%
	October	$57,067.64	$1,544.49	0.01%	$7,077,475.95	2.73%
	November	$0.00	$0.00	0.00%	$57,372.00	0.02%

Total			$23,014,857.22	100.00%	$259,309,982.16	100.00%

Total Scheduled Base Monthly Payments plus Base Residual Value					$282,324,839.38

Ford Credit Auto Lease Trust 2013-B
Quarterly Supplemental Report -- Residual Performance

The following table shows the residual performance as calculated on the monthly investor report in sections VII and VIII for returned vehicles segregated by the vehicle types.

				Residual Gain (Loss) per Returned Vehicle
Collection Period	Vehicle Type	Returned Vehicles	Return Rate	Amount	As a % of Adjusted MSRP	As a % of ALG Residual Value
Oct-15	Car	534	90.66%	$(1,408)	(4.98)%	(10.15)%
	CUV	617	79.82%	$1,528	4.17%	8.53%
	SUV	24	64.86%	$2,937	7.90%	18.49%
	Truck	97	59.51%	$5,072	11.22%	23.00%
	Total/Average	1,272	81.43%	592	1.75%	3.59%
Nov-15	Car	432	90.00%	$(1,450)	(5.05)%	(10.21)%
	CUV	576	83.60%	$1,758	4.81%	9.92%
	SUV	16	76.19%	$4,223	8.45%	20.26%
	Truck	59	47.20%	$4,534	10.05%	20.48%
	Total/Average	1,083	82.36%	$666	1.95%	4.01%
Dec-15	Car	381	88.81%	$(1,202)	(4.02)%	(8.28)%
	CUV	474	74.88%	$2,021	5.39%	11.18%
	SUV	20	80.00%	$4,018	7.44%	17.75%
	Truck	57	47.90%	$4,757	10.36%	20.79%
	Total/Average	932	77.28%	$914	2.59%	5.37%